Deferred Revenue and Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Deferred Revenue, by Arrangement
Deferred revenue and customer deposits consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deferred revenue	33,067	39,638	5,694
Customer deposits	26,416	37,923	5,447

Total deferred revenue and customer deposits - current	59,483	77,561	11,141

Deferred revenue - non-current	10,265	8,150	1,171

Schedule of Roll Forward of Customer Deposits
Roll-forward of customers deposits:

	Year ended December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of year	20,636	26,416	3,794
Cash received from customers during the year	407,630	419,303	60,229
Revenue recognized during the year	(397,488)	(399,933)	(57,447)
Refunds paid during the year	(4,362)	(7,863)	(1,129)

Balance at end of year	26,416	37,923	5,447